Borrowings and Derivative Liabilities (Details) - USD ($)							1 Months Ended					3 Months Ended				4 Months Ended	9 Months Ended	12 Months Ended
		Sep. 29, 2024	Jul. 31, 2024	Jul. 01, 2024	Jun. 30, 2024	Jul. 31, 2023	Sep. 30, 2024	Jul. 31, 2024	Sep. 30, 2023	Dec. 31, 2022	Oct. 31, 2020	Mar. 30, 2025		Mar. 31, 2024		Dec. 29, 2024	Sep. 29, 2024	Dec. 29, 2024		Dec. 31, 2023		Dec. 31, 2022	Apr. 30, 2025	Oct. 31, 2023	Dec. 31, 2018
Borrowings and Derivative Liabilities [Line Items]
Derivative liabilities												Notes payable and derivative liabilities				Notes payable and derivative liabilities		Notes payable and derivative liabilities
Senior notes issued																$ 13,000,000		$ 13,000,000
Derivative liability								Forward purchase agreement liabilities										Forward purchase agreement liabilities
Derivative liability												$ 2,653,000				1,561,000		$ 1,561,000
Fair value warrants				$ 7,300,000	$ 6,600,000							1,092,000		$ (7,246,000)				(2,921,000)		$ (29,310,000)
Debt discount							$ 10,900,000					$ 10,900,000				$ 2,500,000
Gain on troubled debt	[1]																	$ 22,337,000
Shares of common stock (in Shares)												79,921,908				73,784,645		73,784,645		49,065,361
Common stock, par value (in Dollars per share)												$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Interest expense recognized												$ 0		2,500,000
Warrant to purchase shares (in Shares)												236,196
Carrying amount of convertible notes																				$ 61,937,000
Interest expense																				0
Related party expenses																		$ 1,100,000		0
Percentage of incremental default interest																		0.50%
Contingent interest payable																1,600,000		$ 1,600,000
Short-term debt												$ 1,500,000				1,500,000		1,500,000
Amortization of issuance costs												4,608,000	[2]		[2]			5,842,000	[3]		[3]
Common Stock [Member]
Borrowings and Derivative Liabilities [Line Items]
Price per share (in Dollars per share)						$ 0.01
Interest Expense [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense																				600,000
Polar Settlement Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Balance outstanding																				300,000
Twelve Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued			$ 46,000,000					$ 46,000,000
Notes issued								$ 18,000,000
Bearing interest rate			12.00%					12.00%
Maturity date								Jul. 01, 2029
Interest rate			3.00%					3.00%
Conversion price, per share (in Dollars per share)			$ 1.68					$ 1.68
Derivative liability			$ 28,700,000					$ 28,700,000				73,785,000				77,287,000		77,287,000
Fair value warrants								1,400,000
Debt discount								900,000
Gain on troubled debt								500,000
Principal amount								18,000,000
Interest expense recognized																		1,800,000		0
Carrying amount of convertible notes																77,300,000		77,300,000
Convertible notes																70,400,000		70,400,000
Unamortized debt discount												26,804,000				27,751,000		27,751,000
Interest expense												$ 1,379,000						2,800,000
Twelve Percentage Senior Unsecured Convertible Notes [Member] | Derivative [Member]
Borrowings and Derivative Liabilities [Line Items]
Derivative liability			$ 28,700,000					$ 28,700,000
July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate			33.40%					33.40%
Interest rate																							0.50%
Principal amount								$ 28,000,000
Convertible Notes 2024 [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate			31.70%					31.70%				27.60%
Principal amount												$ 66,800,000
Seven Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued							$ 66,800,000
Bearing interest rate							7.00%					47.30%
Maturity date							Jul. 01, 2029
Derivative liability							$ 91,500,000					$ 61,569,000				68,544,000		68,544,000
Debt discount							66,800,000
Principal amount												13,000,000
Financing los							$ 24,700,000
Interest expense recognized																		4,000,000		0
Unamortized debt discount												70,027,000				73,688,000		73,688,000
Interest expense												1,405,000
Related party expenses																		500,000		0
Seven Percentage Senior Unsecured Convertible Notes [Member] | Common Stock [Member]
Borrowings and Derivative Liabilities [Line Items]
Conversion price, per share (in Dollars per share)							$ 2.14
Seven Percentage Senior Unsecured Convertible Notes [Member] | Derivative [Member]
Borrowings and Derivative Liabilities [Line Items]
Derivative liability							$ 91,500,000
September 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued												$ 200,000				$ 13,000,000		$ 13,000,000
Bearing interest rate												7.00%
Interest rate																0.50%		0.50%
Derivative liability																$ 62,400,000		$ 62,400,000
Principal amount												$ 200,000
Interest expense recognized																		1,400,000		0
Carrying amount of convertible notes																79,800,000		79,800,000
Convertible notes																68,500,000		68,500,000
Unamortized debt discount																73,700,000		73,700,000
July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount			$ 8,000,000					$ 8,000,000
July 2024 Notes [Member] | Common Stock [Member]
Borrowings and Derivative Liabilities [Line Items]
Shares of common stock (in Shares)			1,500,000					1,500,000
2018 Bridge Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate																									8.00%
Debt discount		$ 7,300,000
Convertible secured notes																									$ 3,400,000
Loan amount			$ 11,700,000					$ 11,700,000
Interest expense recognized												0		300,000				700,000		1,200,000
SCI Loan Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Maturity date											Oct. 31, 2023
Debt in CS Solis [Member]
Borrowings and Derivative Liabilities [Line Items]
Notes issued								10,000,000
Gain on troubled debt								12,500,000
Principal amount																				7,200,000
Revolving loan exchanged for notes																				33,280,000
Carlyle contributed												$ 25,600,000				$ 25,600,000		$ 25,600,000
Redemption price percentage												10.50%						10.50%
Investment dividend payable percentage												25.00%				25.00%		25.00%
Warrant to purchase shares (in Shares)												5,978,960				5,978,960		5,978,960
Price per share (in Dollars per share)												$ 0.01				$ 0.01		$ 0.01
Purchase of shares (in Shares)												4,132,513						4,132,513
Debt instrument amount			37,200,000					37,200,000
Interest expense																		$ 3,900,000		2,700,000
Short-term debt																				33,300,000
Amortization of issuance costs																		$ 0		700,000
Working Capital Loan [Member] | Polar Settlement Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Monthly installments payment									$ 500,000
Carlyle Warrant Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Warrant to purchase shares (in Shares)						2,745,879										2,745,879		2,745,879
Common stock price (in Dollars per share)																$ 0.01		$ 0.01
Outstanding warrants (in Shares)						1,995,879												1,995,879
Debt agreement description																		(a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share. The warrants are classified as liabilities under ASC 815 and are recorded within warrant liability on the Company’s consolidated statements of operations and comprehensive loss.
Convertible Senior Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Debt instrument amount			37,200,000					37,200,000
Two Thousand Twenty Two Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense																		$ 400,000		700,000
Purchase price of convertible notes																						$ 12,000,000
Notes fair value																				$ 6,700,000
Accrued interest rate																5.00%		5.00%
Issuance of shares (in Shares)																				5,316,460
Two Thousand Twenty Two Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Carrying amount of convertible notes																				$ 33,300,000
Purchase price of convertible notes																				21,300,000
Convertible Notes Payable [Member] | Twelve Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Derivative liability																$ 34,700,000		$ 34,700,000
Secured Credit Facility [Member]
Borrowings and Derivative Liabilities [Line Items]
Gain on troubled debt			9,800,000														$ 9,800,000
Secured credit facility balance			13,100,000					13,100,000
Interest expense recognized												$ 0		500,000				3,500,000		1,000,000
Borrowing percentage										70.00%												70.00%
Maximum amount										$ 10,000,000												$ 10,000,000
Aggregate borrowing										20,000,000												20,000,000
Secured credit facility exchanged										$ 13,100,000												$ 13,100,000
Secured credit facility outstanding																		0		12,200,000
Accrued financing cost																		4,500,000
Revolving Loan Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense recognized																		$ 500,000		500,000
Annual interest rate												7.75%						7.75%
Prime rate plus												4.50%						4.50%
Revolving loan exchanged for notes																								$ 3,500,000
Revolving Loan Member] | SCI Loan Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Revolving loan											$ 5,000,000
Revolving Loan Member] | Kline Hill Partners Opportunity IV SPV LLC [Member]
Borrowings and Derivative Liabilities [Line Items]
Purchase price																								5,000,000
Term Loan [Member] | SCI Loan Agreement [Member]
Borrowings and Derivative Liabilities [Line Items]
Revolving loan											$ 5,000,000
Revocable Living Trust [Member]
Borrowings and Derivative Liabilities [Line Items]
Revolving loan outstanding												$ 1,500,000				1,500,000		$ 1,500,000						$ 1,500,000
Limited Liability Company [Member] | Twelve Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued			10,000,000					10,000,000
Related Party [Member]
Borrowings and Derivative Liabilities [Line Items]
Derivative liability																3,000,000		3,000,000
Interest expense recognized												100,000						100,000
Contingent interest payable																1,300,000		1,300,000
Related Party [Member] | Twelve Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued			18,000,000					18,000,000
Interest expense recognized																				1,700,000
Interest expense												837,000
Related Party [Member] | Seven Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued							4,000,000
Interest expense												$ 140,000
Related Party [Member] | Massey Charitable Trust [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued							$ 4,000,000
Related Party [Member] | September 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense recognized																		200,000		$ 0
Related Party [Member] | Two Thousand Twenty Two Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Carrying amount of convertible notes																$ 12,100,000		$ 12,100,000
Carlyle [Member] | Twelve Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Senior notes issued			10,000,000					10,000,000
Carlyle [Member] | July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount				$ 10,000,000
Kline Hill [Member]
Borrowings and Derivative Liabilities [Line Items]
Loan amount			$ 3,900,000					$ 3,900,000
Kline Hill [Member] | Common Stock [Member]
Borrowings and Derivative Liabilities [Line Items]
Shares of common stock (in Shares)				1,500,000												1,500,000		1,500,000
Common stock, par value (in Dollars per share)				$ 0.0001												$ 0.0001		$ 0.0001
Kline Hill [Member] | July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount				$ 8,000,000
Class B Membership Units [Member] | Debt in CS Solis [Member]
Borrowings and Derivative Liabilities [Line Items]
Membership units												100						100
Class A Membership Units [Member] | Debt in CS Solis [Member]
Borrowings and Derivative Liabilities [Line Items]
Membership units												100						100
Minimum [Member] | July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate																31.70%		31.70%
Minimum [Member] | September 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate																				27.60%
Principal amount																		$ 13,000,000
Minimum [Member] | 2018 Bridge Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Increased repayment premium, percentage																						110.00%
Maximum [Member] | July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate																33.40%		33.40%
Maximum [Member] | September 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Bearing interest rate																				47.30%
Principal amount																		$ 66,800,000
Maximum [Member] | 2018 Bridge Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Increased repayment premium, percentage																						120.00%
Previously Reported [Member] | Twelve Percentage Senior Unsecured Convertible Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount																		28,000,000
Previously Reported [Member] | July 2024 Notes [Member]
Borrowings and Derivative Liabilities [Line Items]
Principal amount																		18,000,000
Previously Reported [Member] | Related Party [Member]
Borrowings and Derivative Liabilities [Line Items]
Interest expense recognized																		$ 200,000

[1]	Gain includes $12.5 million with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[2]	Includes related party amortization of $1.0 million in the thirteen weeks ended March 30, 2025.
[3]	Includes $1.6 million of amortization of debt issuance costs with related parties.